UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		333-67701

Morgan Stanley Prime Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	September 30, 2008

Date of reporting period:	December 31, 2007

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Prime Income Trust

Portfolio of Investments December 31, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Variable Rate Senior Loan Interests (a) (97.5%)
	Advertising/Marketing Services (0.5%)
$5,983	Affinion Group, Inc.	7.43%	10/17/12	$5,776,179

	Aerospace & Defense (2.5%)
2,858	Alion Science & Technology Corp.	7.33	08/02/09	2,672,148
1,769	Apptis (DE), Inc.	8.11	12/20/12	1,653,651
1,079	BCV Investments SCA	7.22 - 7.47	12/13/15	1,049,307
118	DeCrane Aircraft Holdings, Inc.	7.99	02/21/13	115,299
510	DynCorp International, LLC (Revolver)	8.25	02/11/10	409,709
3,378	DynCorp International, LLC	6.88	02/11/11	3,377,831
3,337	Hawker Beechcraft Acquisition Co., LLC	6.83 - 6.93	03/26/14	3,182,441
919	IAP Worldwide Services, Inc.	11.13	12/30/12	828,713
3,156	ILC Industries, Inc.	7.09	02/24/12	3,053,819
2,348	PGS Solutions, Inc.	7.27	02/14/13	2,239,510
2,209	Primus International, Inc.	7.38	06/07/12	2,153,846
2,000	Sequa Corporation	8.08	12/03/14	1,967,500
993	Tri-Star Electronics International, Inc.	8.31	02/02/13	972,650
1,945	Wesco Aircraft Hardware Corp.	7.08	09/29/13	1,918,256
1,000	Wesco Aircraft Hardware Corp.	10.58	03/28/14	1,000,000
1,369	Wyle Laboratories, Inc.	7.96 - 8.00	01/28/11	1,348,425
				27,943,105
	Airlines (0.6%)
3,208	United Airlines, Inc.	7.13	02/01/14	3,004,003
3,500	US Airways Group, Inc.	7.36	03/23/14	3,240,416
				6,244,419
	Apparel/Footwear (0.5%)
1,320	Gold Toe Investment Corp.	7.74	10/30/13	1,247,400
1,000	Gold Toe Investment Corp.	10.99	04/30/14	977,500
1,141	HBI Branded Apparel Limited, Inc.	6.62	09/05/13	1,114,922
1,000	HBI Branded Apparel Limited, Inc.	8.82	03/05/14	1,001,429
1,000	Levi Strauss & Co.	7.57	03/27/14	916,875
				5,258,126
	Auto Parts: OEM (1.9%)
2,143	Accuride Corp.	8.50	01/31/12	2,099,873
2,791	Dana Corp.	7.36	04/13/08	2,782,225
2,704	Federal-Mogul Corp.	8.10	06/27/14	2,704,096
991	Lear Corp.	7.33	04/25/12	963,334
4,183	Navistar International Corp.	8.23	01/19/12	4,039,458
1,521	Navistar International Corp.	8.32	01/19/12	1,468,894
2,403	Polypore, Inc.	7.10	07/03/14	2,331,140
1,975	Textron Fastening Systems	8.33	08/11/13	1,935,500
3,193	Veyance Techonologies, Inc.	7.35 - 7.46	07/31/14	3,077,254
				21,401,774
	Automotive (0.8%)
9,900	Ford Motor Credit Co.	8.00	12/15/13	9,185,626

	Automotive Aftermarket (1.0%)
2,388	KAR Holdings, Inc.	7.08	10/20/13	2,247,278
6,339	Metokote Corp.	7.85	11/27/11	6,116,855
3,289	United Components, Inc.	7.21	06/30/12	3,173,971
				11,538,104
	Automotive Parts Retailer (0.2%)
2,985	CSK Auto, Inc.	10.25	06/29/12	2,746,217

	Beverages: Non-Alcoholic (0.6%)
1,241	Culligan International Co.	7.08	11/24/12	1,043,676
2,948	DS Waters of America, Inc.	8.50	10/25/12	2,844,392
2,000	DSW Holdings, Inc.	9.23	03/07/12	1,910,000
104	LJVH Holdings, Inc.	7.33	01/19/14	97,162
766	LJVH Holdings, Inc.	7.33	07/19/14	746,996
				6,642,226

	Broadcast/Media (3.7%)
617	Barrington Broadcasting, LLC	7.08	08/11/13	600,986
366	CMP KC, LLC, (Cumulus) (Revolver)	8.88	05/03/10	365,750
4,540	CMP KC, LLC, (Cumulus)	9.25	05/03/11	4,539,820
7,494	CMP Susquehanna (Cumulus Media)	7.00	05/05/13	7,028,309
2,985	Discovery Communications Holdings, LLC	6.83	05/14/14	2,898,062
841	NextMedia Operating, Inc.	6.97 - 7.24	11/15/12	790,518
1,000	NextMedia Operating, Inc.	9.35	11/15/13	945,000
1,710	NV Broadcasting, LLC	8.13	11/01/13	1,684,350
2,000	NV Broadcasting, LLC	11.63	11/01/14	1,895,000
2,028	Regent Broadcasting, LLC	7.09	11/21/13	2,028,125
2,918	Spanish Broadcasting System, Inc.	6.58	06/10/12	2,715,705
18,846	Univision Communications, Inc.	7.10	09/29/14	17,220,201
				42,711,826
	Broadcasting (1.0%)
528	Alpha Topco, Ltd. (United Kingdom)	7.09	12/31/12	508,354
396	Alpha Topco, Ltd. (United Kingdom)	7.09	12/31/13	381,266
167	Alpha Topco, Ltd. (United Kingdom)	8.22	06/30/14	159,625
1,700	Cumulus Media, Inc.	6.95	06/11/14	1,637,065
655	LBI Media, Inc.	6.35	03/31/12	628,800
2,670	Multicultural Radio Broadcasting, Inc.	7.90	12/18/12	2,629,950
2,750	Multicultural Radio Broadcasting, Inc.	10.90	06/18/13	2,736,250
2,481	NEP II, Inc.	7.11	02/16/14	2,366,481
				11,047,791
	Building Products (0.6%)
2,695	Axia, Inc.	11.00	12/21/12	2,088,625
2,539	Beacon Sales Acquisition, Inc.	7.23	09/30/13	2,310,750
1,883	Interline Brands, Inc.	6.59	06/23/13	1,843,029
970	Universal Building Products, Inc.	8.10	04/28/12	936,199
				7,178,603
	Cable/Satellite TV (2.5%)
15,658	Charter Communications Operating, LLC	6.99	03/06/14	14,660,456
3,125	Charter Communications Operating, LLC	7.34	09/06/14	2,854,166
5,442	CSC Holdings, Inc.	6.90	03/29/13	5,152,438
1,471	Knology, Inc.	7.48	06/30/12	1,411,900
503	MCC Iowa (Mediacom), LLC	6.44	03/31/10	475,680
1,960	MCC Iowa (Mediacom), LLC	6.69	01/31/15	1,817,735
990	MCC Iowa (Mediacom), LLC	6.60	01/31/15	918,048
1,327	RCN Corporation	7.13	05/25/14	1,261,992
				28,552,415
	Casino/Gaming (5.5%)
4,296	Bally Technologies, Inc.	8.39	09/04/09	4,291,328
2,604	BLB Worldwide Holdings, Inc.	7.64	08/23/11	2,434,561
2,333	BLB Worldwide Holdings, Inc.	9.72	07/18/12	2,135,000
3,242	Cannery Casino Resorts, LLC	7.20 - 7.40	05/18/13	3,150,844
1,925	CCM Merger Corp.	7.15	07/13/12	1,853,141
4,167	Gateway Casinos & Entertainment	8.75	09/30/14	3,833,333
764	Golden Nugget, Inc.	6.97	06/30/14	721,636
330	Greektown Casino, LLC	8.00	12/03/12	315,615
1,366	Green Valley Ranch Gaming, LLC	6.84	02/16/14	1,294,199
3,049	Herbst Gaming, Inc.	9.22 - 9.64	12/02/11	2,940,583
5,970	Las Vegas Sands, LLC / Venetian Casino Resort, LLC	6.58	05/23/14	5,614,176
1,850	Magnolia Hill, LLC	1.75 - 8.10	10/30/13	1,856,250
6,000	MGM Mirage, Inc.	6.50	10/03/11	5,686,878
833	New World Gaming Partners Holdings, Ltd.	8.75	09/30/14	766,667
2,000	New World Gaming Partners Holdings, Ltd.	11.75	03/31/15	1,730,000
429	Riviera Holdings Corp.	6.86	06/08/14	417,857
934	Seminole Tribe of Florida	6.69 - 6.75	03/05/14	919,775
4,389	Venetian Macau, Ltd.	7.08	05/26/12	4,203,046
6,711	Venetian Macau, Ltd.	7.08	05/25/13	6,426,936
2,580	Wimar OpCo, LLC	10.50	01/03/12	2,573,967
3,000	Wynn Resorts (Macau) S.A	6.61	05/22/14	2,971,875
6,668	Yonkers Racing Corp.	10.88	08/12/11	6,510,081
				62,647,748
	Cellular Telephone (0.0%)
189	Crown Castle Operating Co.	6.33	03/06/14	180,811

	Chemicals: Major Diversified (2.6%)
2,109	Arizona Chemical Co.	7.08	02/28/13	1,919,247
1,250	Crystal Inorganic Chemicals US, Inc.	7.08	05/15/14	1,156,250
2,684	Ferro Corp.	6.81	06/06/12	2,623,610
1,224	Georgia Gulf Corp.	8.75	10/03/13	1,179,320
7,355	Hexion Specialty Chemicals, Inc.	7.13 - 7.50	05/05/13	7,119,815
4,141	Ineos Holdings, Ltd. (United Kingdom)	7.36 - 7.86	12/23/13	4,023,869

4,140	Ineos Holdings, Ltd. (United Kingdom)	7.36 - 7.86	12/23/14	4,022,766
2,116	Lucite International US FINCO LLC (United Kingdom)	1.38 - 7.10	07/07/13	2,030,302
1,800	Univar, Inc.C186	7.89	10/11/14	1,774,312
3,000	Wellman, Inc.	8.91	02/10/09	2,502,000
2,500	Wellman, Inc.	11.66	02/10/10	1,128,125
				29,479,616
	Chemicals: Specialty (2.9%)
995	Bond US Holdings, Inc.	7.65	07/10/14	920,375
2,500	Brenntag Holding GmbH & Co. KG (Germany)	7.39	01/17/14	2,393,750
500	Brenntag Holding GmbH & Co. KG (Germany)	9.39	07/17/15	473,750
2,574	FiberVision Delaware Corporation	8.70	03/31/13	2,303,646
522	Foamex, L.P.	9.08	02/12/13	480,101
9,401	Huntsman International, LLC	6.62	04/19/14	9,250,754
3,202	ISP Chemco, Inc.	6.94	06/04/14	3,055,899
170	JohnsonDiversey, Inc.	6.88	12/16/11	166,586
131	JohnsonDiversey, Inc.	6.88	12/16/10	128,408
5,237	Kraton Polymers, LLC	7.50	05/12/13	4,982,048
1,354	MacDermid, Inc.	6.83	04/12/14	1,293,536
768	Nusil Technology, LLC	7.10	10/24/13	766,080
3,368	OMNOVA Solutions, Inc.	7.58	05/22/14	3,254,033
1,901	Rockwood Specialties Group, Inc.	6.46	12/13/13	1,837,877
2,212	Valley National Gases, Inc.	7.08	02/28/14	2,101,033
				33,407,876
	Computer Communications (0.3%)
2,335	Vertafore, Inc.	7.52	01/31/12	2,253,601
1,670	Vertafore, Inc.	10.77	01/31/13	1,586,500
				3,840,101
	Computer Software & Services (1.8%)
3,474	Dealer Computer Services, Inc.	6.84	10/26/12	3,374,576
1,500	Dealer Computer Services, Inc.	10.34	10/26/13	1,485,000
725	Infor Enterprise Solutions Holdings, Inc.	8.58	07/28/12	698,304
1,391	Infor Enterprise Solutions Holdings, Inc.	8.58	03/02/14	1,338,415
2,346	Kronos, Inc.	7.08	06/11/14	2,217,122
1,400	Kronos, Inc.	10.58	06/11/15	1,292,375
1,609	Network Solutions, LLC	7.33	03/07/14	1,516,443
2,635	Open Solutions, Inc.	7.28	01/23/14	2,468,237
985	Stratus Technologies, Inc.	8.58	03/29/11	893,067
5,352	SunGard Data Systems, Inc.	6.90	02/11/13	5,180,970
				20,464,509
	Construction Materials (0.7%)
1,975	Building Materials Holding Corp	7.33	11/10/13	1,713,313
2,795	Building Materials Holding Corp.	7.94	02/22/14	2,366,107
1,400	Building Materials Holding Corp.	10.69	09/15/14	1,037,166
784	Contech Construction Products, Inc.	6.85	01/31/13	749,144
1,935	Nortek, Inc.	7.10	08/27/11	1,804,388
				7,670,118
	Consumer Sundries (3.4%)
6,222	Aearo Technologies, Inc.	10.33	09/24/13	6,230,002
746	Aearo Technologies, Inc.	7.08	06/01/14	741,586
914	American Safety Razor Co.	7.65	07/31/13	891,281
1,500	American Safety Razor Co.	11.69	01/30/14	1,503,750
1,418	Amscan Holdings, Inc.	7.35	05/25/13	1,318,607
3,649	Bare Escentuals Beauty, Inc.	7.46	02/18/12	3,539,094
1,829	Bausch and Lomb, Inc.	8.08	04/15/15	1,823,429
318	Chattem, Inc.	6.97	01/02/13	315,266
3,109	Huish Detergents, Inc.	6.83	04/26/14	2,720,703
1,000	Huish Detergents, Inc.	9.08	10/26/14	805,000
1,995	KIK Custom Products, Inc.	7.11	05/31/14	1,783,031
800	KIK Custom Products, Inc.	9.84	11/30/14	557,334
2,911	Marietta Intermediate Holding Corp. (d)	9.83	12/17/10	2,590,584
3,611	Natural Products Group, LLC	7.33	03/08/14	2,902,635
457	Philosophy, Inc.	6.99	03/16/14	402,327
2,537	Prestige Brands, Inc.	6.97	04/06/11	2,487,956
1,981	Spectrum Brands, Inc.	5.09 - 9.24	03/30/13	1,922,577
399	Vi-Jon, Inc.	7.11	04/24/14	387,937
2,945	World Kitchen, Inc.	7.96	03/31/12	2,814,863
3,462	Yankee Candle Co., Inc.	6.87	02/06/14	3,245,868
				38,983,830
	Consumer/Business Services (1.9%)
3,417	Aramark Corp.	6.71	01/26/14	3,255,783
1,496	Audio Visual Services Corp.	7.10	02/28/14	1,428,919
774	Cellnet Group, Inc.	6.86	07/11/11	749,539
143	Cellnet Group, Inc.	9.11	10/22/11	137,813

3,852	Corporate Express US Finance, Inc. (Netherlands)	6.97 - 7.01	12/31/10	3,774,846
426	Euronet Worldwide, Inc.	6.85	04/14/14	419,437
1,885	HydroChem Industrial Services, Inc.	8.50	07/12/13	1,875,837
1,256	RGIS Services, LLC	7.35	04/30/14	1,145,824
2,614	Sabre Holdings Corp.	6.96	03/30/13	2,390,167
1,000	SMG Holdings, Inc.	8.23	07/27/14	967,575
990	Valassis Communications, Inc.	6.58	03/02/14	933,269
4,935	VNU, Inc.	7.15	08/09/13	4,689,624
				21,768,633
	Containers/Packaging (3.1%)
1,791	Altivity Packaging, LLC	7.08	06/30/13	1,780,463
1,995	Berlin Packaging, LLC	9.25	08/17/14	1,965,075
4,963	Berry Plastics Group Corp.	7.16	04/03/15	4,652,344
173	Captive Plastics, Inc.	7.60	08/18/11	168,701
2,059	Consolidated Container Co., LLC	7.23	03/28/14	1,753,172
2,000	Consolidated Container Co., LLC	10.48	09/28/14	1,433,334
653	Crown Americas, Inc.	6.62	11/15/12	640,267
4,433	Graham Packaging Co.	7.75	10/07/11	4,269,806
4,558	Graphic Packaging International Corp.	7.02 - 7.75	05/16/14	4,400,567
3,169	Kranson Industries, Inc.	7.09	07/13/13	3,082,101
1,015	Nexpak Corp. (Revolver) (b) (c) (d)	11.23	11/26/04	933,597
1,617	Nexpak Corp. (b) (c) (d)	11.23	11/26/04	1,487,335
2,970	Packaging Dynamics Operating Co.	6.83	06/09/13	2,806,508
2,022	Pertus Sechzehnte GMBH (Germany)	7.23	06/13/15	1,697,179
2,022	Pertus Sechzehnte GMBH (Germany)	7.48	06/13/16	1,707,291
645	Smurfit-Stone Container Enterprises, Inc.	7.13 - 7.25	11/01/11	632,956
1,353	Tegrant Holding Corp.	7.60	03/08/14	1,214,685
800	Tegrant Holding Corp.	10.35	03/08/15	680,000
				35,305,381
	Containers - Metals & Glass (0.1%)
1,039	Anchor Glass Container Corp.	7.08	05/03/13	1,013,020

	Diversified Manufacturing (1.1%)
336	Arnold Magnetic Technologies Corp.	9.50	03/06/11	334,393
985	Arnold Magnetic Technologies Corp.	9.15 - 9.90	03/06/12	981,327
998	GSI Holdings, LLC	8.09	10/31/14	962,588
3,134	Jason, Inc.	7.53	04/30/10	2,977,538
2,970	Mueller Water Products, Inc.	6.60	05/24/14	2,968,518
1,915	MW Industries, Inc.	7.83	11/01/13	1,924,599
1,991	Wire Rope Corporation of America, Inc.	7.08	02/08/14	1,932,489
958	X-Rite, Inc.	8.69	10/24/12	958,797
				13,040,249
	Drugstore Chains (0.3%)
3,500	Rite Aid Corp.	6.62	06/04/14	3,279,063

	Education (1.0%)
4,560	Cengage Learning Holdings II, L.P.	7.58	07/05/14	4,322,816
2,595	Educate, Inc.	7.08	06/14/13	2,452,041
429	Educate, Inc.	10.08	06/14/14	406,071
4,390	Education Management, LLC	6.63	06/01/13	4,214,877
				11,395,805
	Electric Utilities (0.5%)
1,818	Bicent Power LLC	6.83	06/30/14	1,785,999
2,977	Boston Generating, LLC	7.08	12/20/13	2,235,894
2,000	Primary Energy Holdings, LLC	8.92	08/24/09	1,940,000
				5,961,893
	Electronic Components (0.3%)
2,000	CommScope, Inc.	7.37	12/27/14	1,978,750
750	Deutsche Connector Group (France)	7.40	06/22/14	706,875
750	Deutsche Connector Group (France)	7.65	06/22/15	698,438
				3,384,063
	Electronic Production Equipment (0.1%)
1,298	Edwards, Ltd. (Cayman Islands)	7.08	05/31/14	1,171,288
545	Edwards, Ltd. (Cayman Islands)	10.83	11/30/14	422,727
				1,594,015
	Electronics (0.2%)
2,200	Verint Systems, Inc.	7.98	05/25/14	2,091,205

	Entertainment & Leisure (2.0%)
2,456	24 Hour Fitness, Inc.	7.22	06/08/12	2,370,281
4,557	Bombardier Recreational Products Inc. (Canada)	7.70	06/28/13	4,393,672
4,221	Cedar Fair, L.P.	6.85	08/30/12	4,005,362
2,459	Cinemark USA, Inc.	6.64	10/05/13	2,332,324

2,759	Fender Musical Instruments Corp.	6.97 - 7.25	06/09/14	2,544,765
900	Gibson Guitar Corp.	7.33	12/29/13	882,000
2,949	Mets Limited Partnership	6.87	07/25/10	2,889,600
3,438	Sunshine Acquistion, Ltd.	7.23	03/20/12	3,360,160
				22,778,164
	Environmental Services (0.6%)
1,229	Allied Waste North America, Inc.	6.42	01/15/12	1,178,327
883	Big Dumpster Acquisition, Inc.	7.08	02/05/13	823,432
1,398	Environmental Systems Products Holdings, Inc. (b)	11.70	09/12/12	1,349,213
3,531	Waste Services, Inc.	7.40	03/31/11	3,451,379
				6,802,351
	Finance (0.4%)
2,902	C. G. JCF Corp.	7.83	08/01/14	2,858,540
1,344	Riskmetrics Group Holdings, LLC	7.08 - 10.33	01/11/14	1,315,224
				4,173,764
	Finance - Commercial (2.1%)
4,077	Concord Re Limited	9.23	02/29/12	4,056,537
1,732	First American Payment Systems, L.P.	9.50	10/06/13	1,688,273
3,521	First Data Corporation	7.63	09/24/14	3,346,541
3,839	LPL Holdings, Inc.	6.83	06/28/13	3,688,203
1,000	Nuveen Investments, Inc.	7.86	11/13/14	991,161
4,882	Oxford Acquisition III, Ltd.	6.90	05/11/14	4,606,967
5,115	RJO Holdings Corp.	7.85	07/12/14	4,245,769
2,000	RJO Holdings Corp.	11.60	07/12/15	1,620,000
				24,243,451
	Finance - Corporate (0.2%)
2,336	Grosvenor Capital Management Holdings, L.P.	7.25	12/05/13	2,266,159

	Finance/Rental/Leasing (0.1%)
554	DaimlerChrysler Financial Services America, LLC	9.00	08/03/12	534,267

	Financial Publishing (1.2%)
6,793	Merrill Communications, LLC	7.08	05/15/11	6,555,383
2,000	Merrill Communications, LLC	11.35	11/15/13	1,800,000
2,841	National Processing Group, Inc.	8.24	09/29/12	2,695,049
1,000	National Processing Group, Inc.	11.74	09/29/14	987,500
1,068	Verifone Intermediate Holdings, Inc.	6.71	10/31/13	1,041,477
				13,079,409
	Financial Services (0.9%)
2,201	Crawford & Co.	7.58	10/30/13	2,134,866
3,696	iPayment, Inc.	6.85	05/10/13	3,418,959
510	Munder Capital Management	6.85	12/29/12	496,892
2,267	Transfirst Holdings, Inc.	7.58	06/15/14	2,122,554
1,625	Transfirst Holdings, Inc.	10.83	06/15/15	1,535,625
				9,708,896
	Food Distributors (1.7%)
4,938	Acosta Sales Co., Inc.	7.10	07/28/13	4,721,484
3,593	BE Foods Investments, Inc. (‘c)	10.50	07/11/12	3,377,267
2,085	Coleman Natural Foods, LLC	10.75	08/22/12	1,933,747
1,009	Coleman Natural Foods, LLC (d)	14.75	08/22/13	910,877
4,938	DCI Cheese Company, Inc.	8.08	08/07/13	4,943,672
2,519	FSB Holdings, Inc.	7.69	09/29/13	2,405,315
1,000	FSB Holdings, Inc.	10.94	03/29/14	955,000
				19,247,362
	Food Retail (0.9%)
5,926	Michelina’s, Inc.	7.88	04/02/11	5,792,661
4,224	Roundy’s Supermarkets, Inc.	7.91	11/03/11	4,151,402
				9,944,063
	Food: Major Diversified (0.6%)
1,077	B&G Foods, Inc.	7.06	02/23/13	1,056,418
280	Dole Food Co., Inc.	7.24	04/12/13	260,647
6,255	Dole Food Co., Inc.	6.94 - 8.25	04/13/13	5,815,815
				7,132,880
	Foods & Beverages (2.4%)
3,161	Advantage Sales & Marketing, Inc.	6.83	03/29/13	3,008,418
4,305	Birds Eye Foods, Inc.	6.58	03/22/13	4,094,989
1,445	Bolthouse Farms, Inc.	7.50	12/16/12	1,410,538
1,985	Dean Foods Co.	6.58	04/02/14	1,877,292
1,977	Farley’s & Sathers Candy Co.	10.00	06/15/10	1,947,803
866	National Dairy Holding, L.P.	8.98	03/15/12	865,536
3,607	PBM Products, LLC	7.35	09/29/12	3,534,568
4,643	Pierre Foods, Inc.	8.88	06/30/10	4,541,171

5,528	Pinnacle Foods Holding Corp.	7.95	04/02/14	5,215,458
1,325	Smart Balance, Inc.	8.09	05/18/14	1,275,379
				27,771,152
	Forest Products (0.2%)
1,950	Ainsworth Lumber Co., Ltd.	7.86	06/26/14	1,833,000

	Health Care Diversified (0.2%)
2,336	Sun Healthcare Group, Inc.	6.91 - 7.07	04/12/14	2,336,041

	Healthcare (5.6%)
5,149	American Medical Systems, Inc.	7.56	07/20/12	4,917,210
1,995	Biomet, Inc.	7.86	02/15/15	1,976,297
4,811	Capella Healthcare, Inc.	7.34	11/30/12	4,757,007
1,500	Capella Healthcare, Inc.	10.34	11/30/13	1,477,500
872	Genoa Healthcare Group, LLC	9.25	08/10/12	844,881
8,632	HCA, Inc.	6.83	11/17/12	8,206,865
9,000	HCA, Inc.	7.08	11/17/13	8,684,622
4,286	HCR Healthcare, LLC	7.61	11/09/14	4,106,250
6,440	Health Management Associates, Inc.	6.60	02/28/14	6,025,597
2,041	HealthCare Partners	6.58	10/31/13	1,967,274
1,263	Healthsouth Corp.	7.75	03/10/13	1,208,934
444	Hologic, Inc.	7.43	09/30/12	443,459
861	Iasis Healthcare, LLC	7.02 - 7.20	03/15/14	815,482
1,647	Ikaria Holdings, Inc.	7.08	03/28/13	1,605,743
5,378	Inverness Medical Innovations, Inc.	6.84	06/26/14	5,129,628
348	Inverness Medical Innovations, Inc.	9.09	06/26/15	340,870
3,687	Multiplan, Inc.	7.35	04/12/13	3,577,988
1,628	Surgical Care Affiliates, LLC	7.08	12/29/14	1,465,364
2,865	United Surgical Partners International, Inc.	6.79 - 7.38	04/19/14	2,689,727
2,296	Viant Holdings, Inc.	7.08	06/25/14	2,075,149
1,143	VWR International, Inc.	7.33	06/29/14	1,085,714
				63,401,561
	Home Building (0.6%)
1,058	NLV Holdings, LLC	8.85	05/09/11	894,372
3,786	Rhodes Ranch General Partnership	8.33	11/21/10	3,265,060
1,481	Shea Capital, LLC	6.83	10/27/11	1,259,063
1,200	Standard Pacific Corp.	6.66	05/05/13	892,000
988	Yellowstone Development, LLC	7.22	09/30/10	899,878
				7,210,373
	Home Furnishings (0.9%)
2,970	Brown Jordan International, Inc.	9.28	04/30/12	2,940,300
2,223	Generation Brands	7.64	12/20/12	1,989,898
2,000	Generation Brands	10.97	06/20/13	1,730,000
471	Hunter Fan Co.	11.63	10/16/14	381,176
442	Mattress Holdco, Inc.	7.41	01/18/14	382,525
2,500	National Bedding Co.	9.88	08/31/12	2,275,000
301	National Bedding Co.	6.85	02/28/13	274,331
				9,973,230
	Hospital/Nursing Management (0.5%)
5,871	Community Health Systems, Inc.	7.33	07/25/14	5,660,161

	Hotels/Resorts/Cruiselines (0.2%)
1,640	Kuilima Resort Company	11.00	09/30/10	1,569,500
1,000	Kuilima Resort Company (c)	12.75	09/30/11	356,667
				1,926,167
	Industrial Machinery (0.7%)
650	Gleason, Inc.	7.00	06/30/13	619,862
435	Goodman Global Holdings, Inc.	6.59	12/23/11	431,466
1,082	LN Acquisition Corp.	7.35	07/11/14	1,065,786
2,993	Mold - Masters Luxembourg Holdings S.A.R.L.	8.75	10/11/14	2,936,391
2,243	Sensus Metering Systems, Inc.	6.90 - 7.00	12/17/10	2,204,217
146	Sensus Metering Systems, Inc. (Luxembourg)	6.90 - 7.00	12/17/10	143,210
				7,400,932
	Industrial Specialties (0.6%)
5,520	Panolam Industrial International, Inc. (Canada)	7.59	09/30/12	5,244,215
1,965	Unifrax Corp.	7.13	05/02/13	1,910,963
				7,155,178
	Insurance (0.3%)
1,493	AmWins Group, Inc.	7.59	06/08/13	1,268,625
382	Audatex North America, Inc.	7.06	05/16/14	365,058
662	HMSC Holdings Corp.	7.46	04/03/14	602,117
444	HMSC Holdings Corp.	10.71	10/03/14	404,444
940	U.S.I. Holding Corp.	7.58	05/05/14	896,260
				3,536,504

	Life/Health Insurance (1.4%)
4,115	Alliant Holdings I, Inc.	7.83	11/01/13	3,950,100
1,778	Applied Systems, Inc.	7.40	09/26/13	1,724,175
2,647	CCC Information Services, Inc.	7.36	02/10/13	2,613,437
8,379	Conseco, Inc.	6.85	10/10/13	7,718,927
				16,006,639
	Medical Specialties (0.8%)
980	Accellent, Inc.	7.79	11/22/12	882,000
744	Advanced Medical Optics, Inc.	6.82	04/02/14	697,386
3,832	AGA Medical Corp.	7.17	04/28/13	3,654,970
874	CONMED Corp.	6.34	04/12/13	852,042
3,000	DJO Finance, LLC	7.83	05/20/14	2,971,251
				9,057,649
	Medical/Nursing Services (0.5%)
2,493	Davita, Inc.	6.35	10/05/12	2,408,597
1,362	Golden Living, LLC	7.60	03/14/11	1,341,887
468	National Renal Institutes, Inc.	7.13	03/31/13	455,405
1,600	Select Medical Corp. (Revolver)	6.94	02/24/11	1,360,000
				5,565,889
	Miscellaneous (0.2%)
2,368	Open Text Corp.	7.10	10/02/13	2,313,051

	Miscellaneous Commercial Services (0.7%)
434	Atlantic Marine Services	7.13	03/22/14	433,779
2,210	Contec, LLC	7.50	06/15/12	2,165,667
778	InfrastruX Group, Inc.	9.35	11/03/12	729,142
2,160	NCO Financial Systems, Inc.	7.83	05/15/13	2,075,399
3,213	Outsourcing Solutions, Inc.	10.35	09/30/10	3,084,388
				8,488,375
	Miscellaneous Manufacturing (0.1%)
846	Standard Steel, LLC	7.33 - 7.47	06/30/12	820,343
175	Xerium Technologies, Inc.	7.58	05/18/12	161,701
				982,044
	Movies/Entertainment (2.5%)
6,663	AMC Entertainment, Inc.	6.62	01/26/13	6,391,534
17,547	Metro-Goldwyn Mayer Studios, Inc.	7.60 - 8.11	04/08/12	16,301,720
2,541	Panavision, Inc.	8.33	03/31/11	2,325,168
4,400	Regal Cinemas Corp.	6.33	11/10/10	4,188,864
				29,207,286
	Multi-Sector Companies (0.0%)
299	MAFCO Finance Corp.	6.95	12/08/11	290,313

	Oil & Gas Pipelines (0.1%)
1,409	Targa Resources, Inc.	6.83	10/31/12	1,381,155

	Oil & Gas Production (0.3%)
1,200	CDX Funding, LLC	11.39	03/31/13	1,119,000
2,675	Hudson Products Holdings, Inc.	7.89	12/05/13	2,607,881
				3,726,881
	Oil Refining/Marketing (0.6%)
7,039	Western Refining, Inc.	6.60	05/30/14	6,699,218

	Oilfield Services/Equipment (0.2%)
267	Chart Industries, Inc.	7.19	10/17/12	262,667
1,964	Dresser, Inc.	7.63 - 8.01	05/04/14	1,886,153
				2,148,820
	Other Metals/Minerals (0.1%)
468	Novelis, Inc. (Canada)	6.83	07/06/14	441,037
1,026	Novelis, Inc.	6.83	07/06/14	966,888
				1,407,925
	Paper and Forest Products (0.5%)
1,960	Tidi Products, LLC	8.23 - 9.73	12/31/11	1,950,022
3,980	White Birch Paper Co. (Canada)	7.58	05/08/14	3,154,150
				5,104,172
	Pharmaceuticals: Major (0.4%)
3,317	Cardinal Health409, Inc.	7.08	04/10/14	3,095,554
997	Warner Chilcott Holdings Company III, Ltd.	6.84 - 6.88	01/18/12	967,744
				4,063,298
	Printing/Publishing (4.2%)
541	Ascend Media Holdings, LLC (b)	9.14	01/31/12	259,752
4,820	Canon Communications, LLC	7.85	05/31/11	4,747,911

2,992	Endurance Business Media, Inc.	7.60	07/26/13	2,894,438
1,714	Endurance Business Media, Inc.	12.10	01/26/14	1,697,143
2,400	Gatehouse Media, Inc.	7.07 - 7.25	08/28/14	2,074,800
4,826	Idearc, Inc.	6.83	11/17/14	4,604,288
990	Intermedia Outdoor, Inc.	7.83	01/31/13	960,300
5,406	MC Communications, LLC	7.85	12/31/10	5,217,174
1,481	Medimedia USA, Inc.	7.08	10/05/13	1,429,406
1,995	Nelson Education, Ltd.	7.33	07/05/14	1,856,597
1,000	Nelson Education, Ltd.	10.83	07/05/15	970,000
956	Proquest-CSA, LLC	7.35	02/09/14	922,379
2,481	Questex Media Group, Inc.	8.13	05/04/14	2,418,813
1,564	Summit Business Media Intermediate Holding Co., LLC	7.60	07/06/14	1,516,740
493	Thomas Nelson, Inc.	7.54 - 8.13	06/12/12	472,184
1,857	Thomas Nelson, Inc.	7.54 - 8.13	04/26/14	1,801,613
12,438	Tribune Company	7.91	05/19/14	10,620,070
4,000	Yell Group PLC (United Kingdom)	6.85	02/10/13	3,844,376
				48,307,984
	Property/Casualty Insurance (0.2%)
2,004	Sedgwick CMS Holdings, Inc.	7.08	01/31/13	1,949,301

	Publishing: Books/Magazines (3.7%)
1,405	Advanstar Communications, Inc.	7.09	05/31/14	1,285,306
7,960	American Media Operations, Inc.	8.16	01/13/13	7,830,650
4,838	Cygnus Business Media, Inc.	9.24	07/13/09	4,764,938
5,073	F&W Publications, Inc.	7.13 - 7.85	02/05/13	4,717,483
1,200	F&W Publications, Inc.	9.16	08/05/13	1,177,500
2,946	Haights Cross Operating Co.	8.37 - 9.37	08/20/08	2,922,317
3,847	Hanley Wood, LLC	7.48	08/01/12	3,101,526
2,394	Network Communications, Inc.	6.86	11/30/12	2,298,240
1,853	Penton Media, Inc.	7.23	02/01/13	1,688,822
1,706	Penton Media, Inc.	9.98	02/01/14	1,479,853
7,591	R.H. Donnelley, Inc.	6.43 - 6.39	06/30/11	7,365,055
2,672	Readers Digest Association, Inc.	7.13	03/02/14	2,438,305
818	Source Media, Inc.	7.08	11/08/11	777,019
				41,847,014
	Pulp & Paper (1.0%)
8,465	Georgia Pacific Corp.	6.58	12/20/12	8,079,347
3,465	Georgia Pacific Corp.	6.83	12/29/12	3,307,113
				11,386,460
	Real Estate - Industrial/Office (0.2%)
2,000	LNR Property Corp.	7.63	07/12/11	1,913,750

	Real Estate Development (2.2%)
1,948	California Coastal Communities, Inc.	7.50	09/15/11	1,928,678
3,000	Capital Automotive, L.P.	6.98	12/16/10	2,940,342
4,454	Ginn-LA CS Borrower, LLC	8.23 - 8.33	06/08/11	3,620,870
2,000	Ginn-LA CS Borrower, LLC	12.33	06/08/12	1,324,000
3,069	Landsource Communities Development, LLC	9.00	02/27/13	2,370,935
2,481	London Arena & Waterfront Finance, LLC (United Kingdom)	7.63	03/08/12	2,443,600
2,985	Realogy Corp.	7.45 - 8.24	10/10/13	2,620,164
1,248	South Edge, LLC	6.63	10/31/08	1,171,873
2,973	Tamarack Resort, LLC	8.18 - 11.50	05/19/11	2,601,375
4,375	WCI Communities, Inc.	9.24	12/23/10	3,963,934
				24,985,771
	Recreational Products (0.4%)
246	Easton-Bell Sports, Inc.	6.85	03/16/12	235,493
1,955	Mega Brands, Inc. (Canada)	7.25	07/27/10	1,788,825
626	Playcore Holdings, Inc.	7.33	02/21/14	604,369
1,689	True Temper Sports, Inc.	8.23	03/15/11	1,613,092
				4,241,779
	Restaurants (0.9%)
3,573	Arby’s Restaurant Group, Inc.	7.10	07/25/12	3,488,342
372	CBRL Group, Inc.	6.40	04/27/13	354,277
1,137	Center Cut Hospitality, Inc.	7.44	07/06/14	1,114,400
485	El Pollo Loco, Inc.	7.34	11/18/11	457,511
2,479	NPC International, Inc.	6.60	05/03/13	2,333,373
129	OSI Restaurant Partners, LLC	7.77	05/09/13	118,743
1,618	OSI Restaurant Partners, LLC	7.13	05/09/14	1,490,586
819	Sagittarius Restaurants, LLC	7.08	03/29/13	747,109
				10,104,341
	Retail - Specialty (1.9%)
7,411	General Nutrition Centers, Inc.	7.08	09/16/13	6,817,813
3,000	Guitar Center, Inc.	8.40	10/09/14	2,805,000
6,181	Michael Stores, Inc.	7.19	10/31/13	6,022,639

3,510	Nebraska Book Co.	7.65	03/04/11	3,408,615
814	Neiman Marcus Group, Inc.	7.00	04/08/13	784,346
1,479	Sally Holdings, Inc.	7.52	11/16/13	1,427,635
226	Savers, Inc. (Canada)	7.58	08/11/12	218,804
246	Savers, Inc.	7.58	08/11/12	238,149
				21,723,001
	Semiconductors (0.2%)
2,153	On Semiconductor Corp.	6.58	09/03/13	2,088,422

	Services to the Health Industry (1.0%)
2,383	CDI Acquisition Sub, Inc.	8.33	12/31/10	2,276,237
1,327	Concentra, Inc.	7.08	06/25/14	1,244,855
1,901	Emdeon Business Services, LLC	7.20	11/16/13	1,812,630
2,810	Harlan Sprague Dawley, Inc.	7.75	07/11/14	2,732,266
239	OmniFlight Helicopters, Inc.	8.13 - 9.50	09/30/11	235,331
759	OmniFlight Helicopters, Inc.	8.13 - 9.50	09/30/12	747,537
2,443	Sterigenics International, Inc.	7.25	11/21/13	2,357,387
				11,406,243
	Specialty (0.5%)
2,469	Dollar Finacial Corp. Inc.	8.11	10/30/12	2,382,344
3,000	Dollar General Corporation	7.58 - 7.95	07/06/14	2,762,343
				5,144,687
	Specialty Insurance (0.0%)
331	Mitchell International, Inc.	6.84	03/28/14	307,675
125	Mitchell International, Inc.	10.13	03/28/15	113,750
				421,425
	Specialty Telecommunications (0.4%)
1,200	Intelsat, Ltd. (Bermuda)	7.73	02/01/14	1,185,000
3,500	Level 3 Communications, Inc.	7.49	03/13/14	3,322,267
				4,507,267
	Telecommunications (1.3%)
3,000	Asurion Corp.	7.88	07/03/14	2,901,564
990	CavTel Holdings, LLC	9.58	12/31/12	886,050
1,997	DRI Holdings, Inc.	8.31	07/03/14	1,936,819
392	Global Tel*Link Corp.	8.33	02/14/13	385,311
624	Hargray Acquisition Co. (Hargray Communications)	7.08	06/29/14	604,308
1,618	Hawaiian Telecom Communications, Inc.	7.08	06/01/14	1,526,322
4,113	KMC Telecom, Inc. (b) (c) (f)	10.87	06/30/10	32,491
2,653	NuVox Transition Subsidiary, LLC	8.24	05/31/14	2,583,683
2,444	Sorenson Communications, Inc.	7.38	04/24/14	2,379,928
1,552	Time Warner Telecom, Inc.	6.85	01/07/13	1,498,846
				14,735,322
	Textiles (0.6%)
3,490	Polymer Group, Inc.	7.09	11/22/12	3,420,678
1,926	St. John Knits International, Inc.	7.84	03/21/12	1,896,862
1,985	Varsity Brands, Inc.	8.75	02/22/14	1,945,300
				7,262,840
	Transportation (1.0%)
551	Coach America Holdings, Inc.	7.68	04/20/14	448,477
538	Helm Holding Corp.	7.45	07/08/11	524,208
2,530	JHCI Acquisition, Inc. (Jacobson Companies)	8.75	06/19/14	2,226,102
1,333	JHCI Acquisition, Inc. (Jacobson Companies)	10.70	12/19/14	1,046,667
2,206	Kenan Advantage Group, Inc.	7.58	12/16/11	2,151,098
5,000	Rail America, Inc. (RR Acquistion)	7.12	08/14/08	4,912,500
				11,309,052
	Utilities (1.9%)
667	Astoria Generating Co.	8.66	08/23/12	646,042
1,985	Calpine Corp.	7.08	03/29/09	1,937,856
676	Covanta Energy Corp.	6.10 - 7.06	02/09/14	645,130
2,210	Dynegy Holdings, Inc.	6.36 - 6.75	04/02/13	2,082,186
1,762	FirstLight Power Resources, Inc.	7.38 - 7.43	11/01/13	1,666,685
2,400	FirstLight Power Resources, Inc.	9.44	05/01/14	2,236,500
916	Longview Power, LLC	7.08 - 7.25	02/28/14	881,694
991	Mirant North America, LLC	6.60	01/03/13	951,091
8,420	NRG Holdings, LLC	6.48 - 6.58	02/01/13	8,048,718
1,681	TPF Generation Holdings, LLC	6.83 - 6.93	12/15/13	1,622,395
1,333	TPF Generation Holdings, LLC	9.08	12/15/14	1,263,333
				21,981,630
	Waste Management (0.4%)
462	Energy Solutions - Duratek	7.10	06/07/13	449,442
59	EnergySolutions, LLC	7.22	06/07/11	57,086
176	EnergySolutions, LLC	7.22	05/28/13	171,258
963	EnergySolutions, LLC	7.10	06/07/13	936,530
2,800	LVI Services, Inc.	9.71	11/16/11	2,691,500

333	Synagro Technologies, Inc.	9.64	09/30/14	316,250
				4,622,066
	Wireless Telecommunications (1.0%)
1,995	Alltel Holdings	7.78	05/16/15	1,924,066
6,232	Centennial Cellular Operating Co.	6.83	02/09/11	6,088,749
985	Cricket Communications, Inc.	7.83	06/16/13	971,896
1,995	Syniverse Holdings, Inc.	7.47	08/09/14	1,970,063
				10,954,774
	Total Variable Rate Senior Loan Interests (Cost $1,170,189,851)			1,097,185,257

	Senior Notes (0.5%)

	Auto Parts: OEM (0.1%)
618	Federal-Mogul Corp.	10.00	12/27/18	618,396

	Building Products (0.1%)
1,500	Compression Polymers Corp.	12.13	07/01/12	1,447,500

	Household/Personal Care (0.3%)
3,000	DEL Laboratories, Inc.	9.91	11/01/11	3,075,000

	Pulp & Paper (0.1%)
1,333	Verso Paper Holdings - 144A*	8.66	08/01/14	1,306,340

	Telecommunications (0.1%)
5,824	KMC Telecom, Inc. (Acquired between 07/25/03 and 09/15/06, Cost $4,944,385) (b) (c) (f) (g)	9.91	06/30/11	46,009
2,552	KMC Telecom, Inc. (Acquired between 07/25/03 and 09/15/06, Cost $2,169,774) (b) (c) (g) (g)	7.63	06/30/11	20,163
1,000	Qwest Corp.	8.24	06/15/13	1,025,000
				1,091,172
	Total Senior Notes (Cost $13,964,659)			7,538,408

	Non-Convertible Preferred Stock (0.0%)
	Environmental Services
7,453	Environmental Systems Products Holdings, Inc. (b) (Cost $186,325)			186,325

NUMBER OF SHARES
	Common Stocks (0.1%)
	Automotive Aftermarket (0.0%)
6,793	Safelite Realty Corp. (Acquired 09/29/00, Cost $3,958) (b) (e) (g)			0

	Casino/Gaming (0.0%)
7,216	Aladdin Gaming Holdings, LLC (0.72% Ownership Interest, Acquired 09/01/04, Cost $4,330) (b) (e) (g)			2,728

	Consumer Sundries (0.1%)
52,654	World Kitchen, Inc. (Acquired 01/31/03, Cost $138,363) (b) (e) (g)			1,439,034

	Containers/Packaging (0.0%)
69	Nexpak Holdings, LLC (Acquired 01/01/05, Cost $6,411,773) (b) (e) (g)			0

	Environmental Services (0.0%)
7,453	Environmental Systems Products Holdings, Inc. (b) (e)			0

	Telecommunications (0.0%)
11,689,637	KMC Telecom, Inc. (Acquired 07/25/03, Cost $0) (b) (e) (g)			0

	Textiles (0.0%)
61,460	London Fog (b) (e)			0

	Total Common Stocks (Cost $7,112,455)			1,441,762

NUMBER OF WARRANTS			EXPIRATION DATE
	Warrants (b) (e) (g) (0.0%)
	Internet Software/Services
98,655	Mobile Pro Corp. (Acquired 11/12/04)
	(Cost $0)		11/15/09	0

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Invesment (0.5%)
	Repurchase Agreement
$29,327	The Bank of New York (dated 12/31/07; proceeds $29,330,956) (h) (Cost $29,326,881)	2.50%	01/02/08	29,326,881

	Total Investments (Cost $1,220,593,846) (i) (j)		99.6%	1,135,678,633

	Other Assets in Excess of Liabilities		0.4	5,105,845

	Net Assets		100.0%	$1,140,784,478

*	Resale is restricted to qualified institutional investors.
(a)	Interest rates shown are those in effect at December 31, 2007.
(b)

Securities with total market value equal to $4,553,308 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(c)	Non-income producing security; loan or note in default.
(d)	Payment-in-kind security.
(e)	Non-income producing securities.
(f)	Resale is restricted. No transaction activity during the year.
(g)	Collateralized by Federal National Mortgage Assoc. 6.00% due 04/01/36 valued at $29,913,419.
(h)	Securities have been designated as collateral in an amount equal to $32,869,247 in connection with unfunded loan commitments.
(i)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,736,617 and the aggregate gross unrealized depreciation is $86,651,830, resulting in net unrealized depreciation of $84,915,213.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Prime Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 15, 2008